Investment in debt securities, Held to Maturity Investment in Debt Securities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Investment in Debt Securities [Abstract]
Investment in debt securities	$ 3,311,855	$ 1,304,924
Debt Securities, Held-to-Maturity [Abstract]
Current debt securities held to maturity	2,000,000
Allowance for credit losses	0
Carrying Amount [Abstract]
Due within 1 year	2,003,103
Due in 1-5 years	750,000
Due in 5-10 years	0
Carrying amount	2,753,103
Fair Value [Abstract]
Due within 1 year	2,006,970
Due in 1-5 years	765,000
Due in 5-10 years	0
Fair value	2,771,970
Unrealized Gains [Abstract]
Due within 1 year	3,867
Due in 1-5 years	15,000
Due in 5-10 years	0
Unrealized gains	18,867
Debt Securities [Member]
Debt Securities, Held-to-Maturity [Abstract]
Foreign exchange loss	$ 61,735